Balance Sheet Components - Property and equipment, net (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total property and equipment	$ 7,896		$ 4,912	$ 1,727
Accumulated depreciation and amortization	(2,327)		(1,264)	(554)
Property and equipment, net	5,569		3,648	1,173
Depreciation and amortization expense	1,092	$ 455	711	404
Capitalized internal-use software
Total property and equipment	6,591		3,554	1,407
Computer equipment and servers
Total property and equipment	539		458	220
Leasehold Improvements [Member]
Total property and equipment	114		143	60
Furniture and Fixtures [Member]
Total property and equipment	184		238	$ 40
Construction in Progress [Member]
Total property and equipment	$ 468		$ 519